UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                   DATE OF REPORTING PERIOD: JANUARY 31, 2016

ITEM 1.     SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                JANUARY 31, 2016
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.6%+
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                      ------           -----

CONSUMER DISCRETIONARY -- 13.1%
  Del Frisco's Restaurant Group * ..................  11,465        $ 181,606
  IAC ..............................................   2,665          138,420
  Krispy Kreme Doughnuts * .........................  10,785          158,108
  MDC Partners, Cl A ...............................  14,660          286,457
  Motorcar Parts of America * ......................   3,020          103,797
  National CineMedia ...............................   6,580          102,911
  Six Flags Entertainment ..........................   6,405          321,979
                                                                    ---------
                                                                    1,293,278
                                                                    ---------

ENERGY -- 4.5%
  Diamondback Energy ...............................   2,165          163,566
  World Fuel Services ..............................   7,065          275,182
                                                                    ---------
                                                                      438,748
                                                                    ---------

FINANCIALS -- 30.3%
  BGC Partners, Cl A ...............................  33,750          308,812
  Bluerock Residential Growth, Cl A REIT ...........  16,295          168,816
  Cardinal Financial ...............................   6,165          117,567
  Cash America International .......................   6,615          198,053
  Colony Starwood Homes REIT .......................   6,670          143,539
  Columbia Banking System ..........................   7,470          221,336
  EPR Properties REIT ..............................   2,055          123,197
  First NBC Bank Holding * .........................   4,160          130,583
  Hersha Hospitality Trust, Cl A REIT ..............   8,847          155,442
  Howard Hughes * ..................................   2,950          280,339
  MB Financial .....................................   4,770          148,442
  Medical Properties Trust REIT ....................  21,405          235,455
  National Storage Affiliates Trust REIT ...........  12,480          217,027
  PacWest Bancorp ..................................   8,703          319,487
  Starwood Property Trust REIT .....................   6,260          119,190
  United Financial Bancorp .........................   9,411          106,344
                                                                    ---------
                                                                    2,993,629
                                                                    ---------
HEALTH CARE -- 8.9%
  Air Methods * ....................................   3,850          149,919
  Globus Medical, Cl A * ...........................   3,820           95,309
  Ligand Pharmaceuticals * .........................   4,600          459,862
  Providence Service * .............................   3,960          175,824
                                                                    ---------
                                                                      880,914
                                                                    ---------

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                JANUARY 31, 2016
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                      ------           -----

INDUSTRIALS -- 19.4%
  Babcock & Wilcox Enterprises * ...................  10,265        $ 211,972
  BWX Technologies, Cl W ...........................  12,630          378,142
  CBIZ * ...........................................  21,570          217,857
  Genesee & Wyoming, Cl A * ........................   2,400          118,992
  Kaman ............................................   7,010          279,279
  KAR Auction Services .............................  10,450          349,239
  Teledyne Technologies * ..........................   2,525          205,157
  TriMas * .........................................   8,870          153,362
  US Antimony * ....................................  31,830            6,398
                                                                    ---------
                                                                    1,920,398
                                                                    ---------

INFORMATION TECHNOLOGY -- 14.6%
  ACI Worldwide * ..................................  11,187          200,247
  Boingo Wireless * ................................   7,240           44,164
  Convergys ........................................   7,735          189,043
  CTS ..............................................  10,250          161,438
  InterDigital .....................................   3,875          174,530
  j2 Global ........................................   2,915          211,367
  Monotype Imaging Holdings ........................   4,570          113,976
  PDF Solutions * ..................................  23,905          258,891
  TechTarget * .....................................  11,020           87,609
                                                                    ---------
                                                                    1,441,265
                                                                    ---------
MATERIALS -- 4.8%
  Compass Minerals International ...................   2,230          166,915
  Silgan Holdings ..................................   5,815          307,439
                                                                      474,354
                                                                    ---------
  TOTAL COMMON STOCK
    (Cost $9,777,258)                                               9,442,586
                                                                    ---------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (A) -- 4.4%
--------------------------------------------------------------------------------

  SEI Daily Income Trust Government Fund, Cl A, 0.130%
    (Cost $437,402) ................................ 437,402          437,402
                                                                   ----------
TOTAL INVESTMENTS-- 100.0%
    (Cost $10,214,660)++ ...........................               $9,879,988
                                                                   ==========

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                JANUARY 31, 2016
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

     PERCENTAGES ARE BASED ON NET ASSETS OF $9,884,671.

*    NON-INCOME PRODUCING SECURITY.

+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2016.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

AS OF JANUARY 31, 2016, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, IN ACCORDANCE WITH THE AUTHORITATIVE GUIDANCE ON FAIR VALUE MEASUREMENTS AND DISCLOSURE UNDER U.S. GAAP.

FOR THE PERIOD ENDED JANUARY 31, 2016, THERE WERE NO TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES. DURING THE PERIOD ENDED JANUARY 31, 2016, THERE WERE NO LEVEL 3 SECURITIES.

++ AT JANUARY 31, 2016, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,214,660, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $691,330 AND ($1,026,002) RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


CAR-QH-001-0400

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie
                                              President

Date: March 31, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie
                                              President
Date: March 31, 2016


By (Signature and Title)                      /s/ Stephen Connors
                                              ----------------------------------
                                              Stephen Connors
                                              Treasurer, Controller & CFO

Date: March 31, 2016